HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

CORPORATE BONDS & NOTES -- 84.9%

                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Aerospace and Defense -- 0.7%
-------------------------------------------------------------------------------
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09(1)                                $  3,900      $    3,939,000
Transdigm, Inc., 10.375%, 12/1/08                     3,700           3,570,500
-------------------------------------------------------------------------------
                                                                 $    7,509,500
-------------------------------------------------------------------------------
Apparel -- 0.6%
-------------------------------------------------------------------------------
William Carter Co., Sr. Sub. Notes,
10.375%, 12/1/06                                   $  6,275      $    6,180,875
-------------------------------------------------------------------------------
                                                                 $    6,180,875
-------------------------------------------------------------------------------
Auto and Parts -- 1.4%
-------------------------------------------------------------------------------
Dura Operating Corp., Sr. Sub. Notes,
9.00%, 5/1/09(1)                          EUR         8,000      $    7,969,192
JL French Automotive Casting, Sr. Sub.
Notes, 11.50%, 6/1/09(1)                           $  6,225           6,178,312
Talon Automotive Group, Sr. Sub. Notes,
9.625%, 5/1/08                                        1,100             937,750
-------------------------------------------------------------------------------
                                                                 $   15,085,254
-------------------------------------------------------------------------------
Broadcasting and Cable -- 10.8%
-------------------------------------------------------------------------------
ACME Television Services, Inc., 10.875%
(0% until 2000), 9/30/04                           $  2,250      $    1,946,250
Avalon Cable Holdings, LLC, Sr. Disc.
Notes, 11.875% (0% until 2003), 12/1/08              11,400           7,353,000
Avalon Cable of Michigan LLC, Sr. Sub
Notes, 9.375%, 12/1/08                                1,600           1,608,000
Charter Communication Holdings LLC, Sr.
Notes, 8.625% (0% until 2009), 4/1/09(1)              1,600           1,520,000
Charter Communication, Sr. Disc. Notes,
9.92% (0% until 2004), 4/1/11(1)                     16,800          10,080,000
Diamond Cable Communications Co., Sr.
Disc. Notes, 11.75% (0% until 2000),
12/15/05                                              3,000           2,692,500
Digital Television Services, Inc.,
Guaranteed Notes, 12.50%, 8/1/07                      6,410           6,762,550
Golden Sky Systems, 12.375%, 8/1/06                   5,240           5,606,800
Golden Sky Systems, Sr. Disc. Notes,
13.50% (0% until 2004), 3/1/07(1)                    11,445           6,437,812
Muzak Holdings LLC, Sr. Disc. Notes,
13.00% (0% until 2004), 3/15/10(1)                    6,563           3,740,910
Muzak Holdings LLC, Sr. Sub. Notes,
9.875%, 3/15/09(1)                                    4,400           4,202,000
                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Broadcasting and Cable (continued)
-------------------------------------------------------------------------------
NTL, Inc., Sr. Notes, 10.00%, 2/15/07              $  7,080      $    7,248,150
NTL, Inc., Sr. Notes, 11.50%, 10/1/08                11,600          12,470,000
NTL, Inc., Sr. Notes, 12.375% (0%
until 2003), 10/1/08                                  4,900           3,344,250
Ono Finance PLC, 13.00%, 5/1/09(1)        EUR        10,887          11,404,132
Ono Finance PLC, 13.00%, 5/1/09(1)        EUR         3,800           4,169,976
RCN Corp., Sr. Disc. Notes, 9.80% (0%
until 2003), 2/15/08                                  2,250           1,355,625
Telemundo Holdings, Inc., Sr. Disc.
Notes, 11.50% (0% until 2003), 8/15/08                9,050           5,282,937
Telewest Communication PLC, 9.875% (0%
until 2004), 4/15/09(1)                   GBP         2,000           2,041,908
Telewest Communication PLC, Debs.,
9.625%, 10/1/06                                         640             648,000
Telewest Communication PLC, Debs.,
11.00% (0% until 2000), 10/1/07                      10,190           9,094,575
Telewest Communication PLC, Sr. Disc.
Notes, 9.25% (0% until 2004), 4/15/09                 3,600           2,196,000
United International Holdings, Inc., Sr.
Disc. Notes, 10.75% (0% until 2003),
2/15/08                                               7,935           4,840,350
-------------------------------------------------------------------------------
                                                                 $  116,045,725
-------------------------------------------------------------------------------
Business Services - Miscellaneous -- 4.0%
-------------------------------------------------------------------------------
Allied Waste, Sr. Sub Notes,
10.00%, 8/1/09(1)                                  $ 11,600      $   10,672,000
AP Holdings, Inc., Sr. Disc. Notes,
11.25% (0% until 2003), 3/15/08                       8,550           4,339,125
Apcoa, Inc., Guaranteed Sr. Sub. Notes,
9.25%, 3/15/08                                        3,320           2,846,900
Cybernet Internet Service,
14.00%, 7/1/09(1)                                     3,200           3,216,000
Federal Data Corp., Sr. Sub. Notes,
10.125%, 8/1/05                                       4,740           3,910,500
Intertek Finance PLC, Sr. Sub. Notes,
10.25%, 11/1/06                                       5,600           5,180,000
Richmont Marketing Specialists,
10.125%, 12/15/07(1)                                 17,770          13,460,775
-------------------------------------------------------------------------------
                                                                 $   43,625,300
-------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 3.2%
-------------------------------------------------------------------------------
Anthony Crane Rental LP, Guaranteed Sr.
Notes, 10.375%, 8/1/08                             $  4,000      $    3,600,000
NationsRent, Inc., Guaranteed Sr. Sub.
Notes, 10.375%, 12/15/08                              7,200           7,146,000
Neff Corp., 10.25%, 6/1/08                            4,050           4,029,750

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Business Services - Rental & Leasing (continued)
-------------------------------------------------------------------------------
Neff Corp., Guaranteed Sr. Sub. Notes,
10.25%, 6/1/08                                     $  6,150      $    6,119,250
SBA Communications Corp., Sr. Disc.
Notes, 12.00% (0% to 2003), 3/1/08                    4,350           2,349,000
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 11.25% (0% until 2004),
4/15/09(1)                                            2,900           1,450,000
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.00% (0% until 2003), 7/15/08                7,100           4,011,500
Unisite, Inc., Sub. Notes, 13.00% (0%
until 2000), 12/15/04(1)                              4,500           5,644,800
-------------------------------------------------------------------------------
                                                                 $   34,350,300
-------------------------------------------------------------------------------
Cable - Telecommunications -- 0.3%
-------------------------------------------------------------------------------
United Pan-Europe, Sr. Disc. Notes,
12.50% (0% until 2004), 8/1/09(1)                  $  5,400      $    3,064,500
-------------------------------------------------------------------------------
                                                                 $    3,064,500
-------------------------------------------------------------------------------
Chemicals -- 1.5%
-------------------------------------------------------------------------------
Huntsman Corp., Sr. Sub. Notes,
9.50%, 7/1/07                                      $  1,000      $      942,500
Lyondell Chemical Co., 9.625%, 5/1/07                 4,000           3,990,000
Lyondell Chemical Co., Sr. Sub. Notes,
10.875%, 5/1/09                                      11,350          11,463,500
-------------------------------------------------------------------------------
                                                                 $   16,396,000
-------------------------------------------------------------------------------
Consumer Products -- 1.3%
-------------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                   $  4,480      $    3,516,800
Glenoit Corp., Sr. Sub. Notes,
11.00%, 4/15/07                                       9,000           5,895,000
Icon Health and Fitness, Inc.,
12.00%, 9/27/05(1)                                    1,421             781,443
Jafra Cosmetics International, Inc.,
Guaranteed Sr. Sub. Notes,
11.75%, 5/1/08                                        4,000           3,460,000
-------------------------------------------------------------------------------
                                                                 $   13,653,243
-------------------------------------------------------------------------------
Containers and Packaging -- 0.6%
-------------------------------------------------------------------------------
Consolidated Container Co. LLC, Sr. Sub.
Notes, 10.125%, 7/15/09(1)                         $  3,200      $    3,232,000
Consumers International, Inc., Sr.
Notes, 10.25%, 4/1/05                                 3,935           3,757,925
-------------------------------------------------------------------------------
                                                                 $    6,989,925
-------------------------------------------------------------------------------
                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Drugs -- 0.8%
-------------------------------------------------------------------------------
Biovail Corp., Sr. Notes,
10.875%, 11/15/05                                  $  3,550      $    3,683,125
King Pharmaceutical, Inc.,
10.75%, 2/15/09                                       5,000           5,175,000
-------------------------------------------------------------------------------
                                                                 $    8,858,125
-------------------------------------------------------------------------------
Electronic Equipment -- 2.6%
-------------------------------------------------------------------------------
Amkor Technologies, Inc., Sr. Notes,
9.25%, 5/1/06(1)                                   $    400      $      399,000
Amkor Technologies, Inc., Sr. Sub Notes,
10.50%, 5/1/09(1)                                    10,300          10,068,250
Jordan Telecom Products, Inc., Sr. Disc.
Notes, 11.75% (0% until 2000), 8/1/07                 9,565           8,130,250
Viasystems, Inc., Sr. Sub. Notes,
9.75%, 6/1/07                                         3,600           3,114,000
Viasystems, Inc., Sr. Sub. Notes, Series
B, 9.75%, 6/1/07                                      3,565           3,083,725
Wavetek Corp., Sr. Sub. Notes,
10.125%, 6/15/07                                      3,360           2,839,200
-------------------------------------------------------------------------------
                                                                 $   27,634,425
-------------------------------------------------------------------------------
Entertainment -- 3.0%
-------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., Sr.
Sub. Notes, 8.875%, 8/1/08                         $  1,000      $      900,000
Marvel Enterprise, Inc.,
12.00%, 6/15/09                                      10,100           9,241,500
Premier Parks, Inc., Sr. Disc. Notes,
10.00% (0% until 2003), 4/1/08                        5,100           3,264,000
Premier Parks, Inc., Sr. Notes,
9.75%, 6/15/07                                        4,250           4,143,750
Regal Cinemas, Inc., Sr. Sub. Notes,
8.875%, 12/15/10                                     10,905           7,251,825
Regal Cinemas, Inc., Sr. Sub. Notes,
9.50%, 6/1/08                                        10,925           7,483,625
-------------------------------------------------------------------------------
                                                                 $   32,284,700
-------------------------------------------------------------------------------
Financial Services -- 0.5%
-------------------------------------------------------------------------------
Willis Corroon Corp., 9.00%, 2/1/09                $  6,400      $    5,792,000
-------------------------------------------------------------------------------
                                                                 $    5,792,000
-------------------------------------------------------------------------------
Foods -- 4.3%
-------------------------------------------------------------------------------
B & G Foods, Inc., Sub. Notes,
9.625%, 8/1/07                                     $  7,445      $    6,737,725
Cott Corp., Sr. Notes, 8.50%, 5/1/07                  3,950           3,693,250
Del Monte Corp., Sr. Notes,
12.25%, 4/15/07                                       9,979          10,927,005

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Foods (continued)
-------------------------------------------------------------------------------
Del Monte Foods Co., Sr. Disc. Notes,
12.50% (0% until 2002), 12/15/07                   $  3,515      $    2,671,400
Eagle Family Foods, Inc., Guaranteed Sr.
Notes, 8.75%, 1/15/08                                 2,800           2,142,000
International Home Foods, Inc., Sr. Sub.
Notes, 10.375%, 11/1/06                               9,000           9,202,500
Luigino's, Inc., Sr. Sub. Notes,
10.00%, 2/1/06                                        3,175           2,984,500
Premier International Foods, Sr. Notes,
12.00%, 9/1/09(1)                                     8,250           8,291,250
-------------------------------------------------------------------------------
                                                                 $   46,649,630
-------------------------------------------------------------------------------
Health Services -- 0.9%
-------------------------------------------------------------------------------
Alliance Imaging, Sr. Sub Notes,
9.625%, 12/15/05                                   $  2,700      $    2,743,875
Lifepoint Hospital Holdings, Sr. Sub.
Notes, 10.75%, 5/15/09(1)                             7,320           7,283,400
-------------------------------------------------------------------------------
                                                                 $   10,027,275
-------------------------------------------------------------------------------
Information Technology Services -- 7.4%
-------------------------------------------------------------------------------
Covad Communication Group, Sr. Disc.
Notes, 13.50% (0% until 2003), 3/15/08             $  3,250      $    1,690,000
Diva Systems Corp., Sr. Notes, 12.625%
(0% until 2003), 3/1/08                               9,000           2,835,000
Dolphin Telecom, Sr. Disc. Notes, 14.00%
(0% until 2004), 5/15/09(1)                          13,375           5,550,625
Esprit Telecom Group PLC, Sr. Notes,
10.875%, 6/15/08                                      8,825           8,957,375
Exodus Communications, Inc., Sr. Notes,
11.25%, 7/1/08(1)                                     6,370           6,513,325
Exodus Communications, Inc., Sr. Notes,
11.25%, 7/1/08                                        6,965           7,121,712
IPC Information Systems, Sr. Disc.
Notes, 10.875% (0% until 2001), 5/1/08                7,000           5,293,750
PSINet, Inc., 11.00%, 8/1/09(1)           EUR         3,000           3,100,314
PSINet, Inc., Sr. Notes,
11.00%, 8/1/09(1)                                    16,450          16,326,625
PSINet, Inc., Sr. Notes,
11.50%, 11/1/08                                       6,100           6,176,250
Verio, Inc., Sr. Notes, 11.25%, 12/1/08              12,390          12,730,725
Verio, Inc., Sr. Notes, 13.50%, 6/15/04               3,200           3,464,000
-------------------------------------------------------------------------------
                                                                 $   79,759,701
-------------------------------------------------------------------------------
                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Lodging and Gaming -- 4.8%
-------------------------------------------------------------------------------
Coast Hotels & Casino, Inc.,
9.50%, 4/1/09                                      $  3,700      $    3,496,500
HMH Properties, 7.875%, 8/1/08(1)                     9,188           8,246,230
Hollywood Casino Corp., 11.25%, 5/1/07                9,100           9,191,000
Hollywood Casino Corp., First Mortgage
Bonds, 13.00%, 8/1/06(1)                              8,150           8,435,250
Hollywood Park, Inc., Sr. Sub. Notes,
9.50%, 8/1/07                                         5,120           5,017,600
Majestic Star Casino LLC,
10.875%, 7/1/06(1)                                    7,000           6,895,000
Waterford Gaming LLC, Sr. Notes,
9.50%, 3/15/10(1)                                    10,447          10,185,825
-------------------------------------------------------------------------------
                                                                 $   51,467,405
-------------------------------------------------------------------------------
Manufacturing -- 1.2%
-------------------------------------------------------------------------------
Cherokee International, Sr. Sub Notes,
10.50%, 5/1/09(1)                                  $  4,875      $    4,509,375
High Voltage Engineering, Sr. Notes,
10.50%, 8/15/04                                       2,400           2,196,000
Roller Bearing Holdings Co., Sr. Disc.
Notes, 13.00% (0% until 2002),
6/15/09(1)                                           12,875           6,630,625
-------------------------------------------------------------------------------
                                                                 $   13,336,000
-------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.3%
-------------------------------------------------------------------------------
Grant Geophysical, Inc., Sr. Notes,
9.75%, 2/15/08                                     $  4,000      $    2,300,000
R&B Falcon Corp., 9.50%, 12/15/08                     3,440           3,311,000
RBF Finance Co., 11.375%, 3/15/09                     2,900           3,074,000
Universal Compression, Inc., Sr. Disc.
Notes, 9.875% (0% until 2003), 2/15/08                9,400           5,640,000
-------------------------------------------------------------------------------
                                                                 $   14,325,000
-------------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.8%
-------------------------------------------------------------------------------
Chesapeake Energy Corp., 9.125%, 4/15/06           $  4,000      $    3,710,000
Chesapeake Energy Corp., Sr. Notes,
7.875%, 3/15/04                                       1,320           1,174,800
Chesapeake Energy Corp., Sr. Notes,
8.50%, 3/15/12                                        8,480           6,911,200
Comstock Resources, Inc., Sr. Notes,
11.25%, 5/1/07(1)                                     5,850           6,040,125
Energy Corp. of America, Sr. Sub. Notes,
9.50%, 5/15/07                                        2,340           2,108,925
Gothic Production Corp.,
11.125%, 5/1/05                                       4,800           4,152,000

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
-------------------------------------------------------------------------------
Gulf Canada Resources, Ltd., Sr. Notes,
8.375%, 11/15/05                                   $  2,200      $    2,163,788
Plains Resources, Inc., Sr. Sub. Notes,
10.25%, 3/15/06(1)                                    3,750           3,806,250
-------------------------------------------------------------------------------
                                                                 $   30,067,088
-------------------------------------------------------------------------------
Oil and Gas - Refining -- 0.3%
-------------------------------------------------------------------------------
Western Natural Gas, Sr. Sub. Notes,
10.00%, 6/15/09(1)                                 $  3,000      $    3,082,500
-------------------------------------------------------------------------------
                                                                 $    3,082,500
-------------------------------------------------------------------------------
Paper and Forest Products -- 1.4%
-------------------------------------------------------------------------------
Asia Pulp and Paper, Debs,
12.00%, 12/29/49                                   $  6,000      $    3,480,000
Indah Kiat Finance Mauritius, Sr. Unsec.
Notes, 10.00%, 7/1/07                                 3,400           1,904,000
Kappa Beheer BV, 12.50% (0%
until 2004), 7/15/09(1)                   EUR         7,500           4,434,728
Pindo Deli Finance Mauritius, Ltd.,
Guaranteed Sr. Notes, 10.75%, 10/1/07                 2,400           1,302,000
Repap New Brunswick, Inc., Sr. Notes,
9.00%, 6/1/04                                         1,650           1,592,250
Tjiwi Kimia Finance Mauritus, Ltd.,
Guaranteed Sr. Sub. Notes,
10.00%, 8/1/04                                        3,800           2,099,500
-------------------------------------------------------------------------------
                                                                 $   14,812,478
-------------------------------------------------------------------------------
Printing and Business Products -- 1.4%
-------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                             $ 15,600      $   15,444,000
-------------------------------------------------------------------------------
                                                                 $   15,444,000
-------------------------------------------------------------------------------
Publishing -- 0.6%
-------------------------------------------------------------------------------
American Lawyer Media Corp., Sr. Disc.
Notes, 12.25% (0% to 2002), 12/15/08               $  2,920      $    1,861,500
Von Hoffman Press, Inc., Sr. Sub. Notes,
10.875%, 5/15/07(1)                                   5,095           5,018,575
-------------------------------------------------------------------------------
                                                                 $    6,880,075
-------------------------------------------------------------------------------
Restaurants -- 0.3%
-------------------------------------------------------------------------------
Sbarro, Inc., Sr. Notes,
11.00%, 9/15/09(1)                                 $  3,000      $    2,961,540
-------------------------------------------------------------------------------
                                                                 $    2,961,540
-------------------------------------------------------------------------------
                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Retail - Food and Drug -- 2.5%
-------------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub Notes,
10.25%, 5/15/07                                    $  9,600      $    9,420,000
Pantry, Inc., Sr. Sub. Notes,
10.25%, 10/15/07                                     10,870          10,897,175
Star Markets Co., Sr. Sub. Notes,
13.00%, 11/1/04                                       6,200           6,665,000
-------------------------------------------------------------------------------
                                                                 $   26,982,175
-------------------------------------------------------------------------------
Retail - General -- 2.5%
-------------------------------------------------------------------------------
Advance Holding Corp., Sr. Debs.,
12.875% (0% until 2003), 4/15/09                   $  4,000      $    2,200,000
Advance Stores Co., Inc., Sr. Sub.
Notes, 10.25%, 4/15/08                                8,400           7,854,000
Ames Department Stores, Sr. Notes,
10.00%, 4/15/06                                       4,825           4,716,438
Kindercare Learning Ctrs., Inc., Sr.
Sub. Notes, 9.50%, 2/15/09                            8,100           7,634,250
SpinCycle, Inc., Sr. Disc. Notes, 12.75%
(0% until 2001), 5/1/05                               3,400             535,500
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                      4,057           4,158,425
-------------------------------------------------------------------------------
                                                                 $   27,098,613
-------------------------------------------------------------------------------
Semiconductors -- 0.7%
-------------------------------------------------------------------------------
Intersil Corp., 13.25%, 8/15/09(1)                 $  1,250      $    1,303,125
SCG Holding Corp., Sr. Sub. Notes,
12.00%, 8/1/09(1)                                     6,500           6,703,125
-------------------------------------------------------------------------------
                                                                 $    8,006,250
-------------------------------------------------------------------------------
Transportation -- 1.5%
-------------------------------------------------------------------------------
Budget Group, Inc., Sr. Notes,
9.125%, 4/1/06                                     $  7,760      $    6,867,600
MTL, Inc., 10.498%, 6/15/06                           1,600           1,416,000
Pacer International, Inc., Sr. Sub.
Notes, 11.75%, 6/1/07(1)                              7,544           7,506,280
-------------------------------------------------------------------------------
                                                                 $   15,789,880
-------------------------------------------------------------------------------
Wireless Communication Services -- 5.9%
-------------------------------------------------------------------------------
Airgate PCS, Inc., 13.50% (0%
until 2004), 10/1/09                               $  8,000      $    4,340,000
Clearnet Communications, Sr. Disc.
Notes, 14.75% (0% until 2000), 12/15/05               5,125           4,817,500
Dobson/Sygnet Communications, Inc., Sr.
Notes, 12.25%, 12/15/08                               4,700           4,935,000

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Wireless Communication Services (continued)
-------------------------------------------------------------------------------
Loral Space and Commerce, Sr. Notes,
9.50%, 1/15/06                                     $  2,880      $    2,469,600
Nextel Communications, Inc., Sr. Disc.
Notes, 9.75% (0% until 1999), 8/15/04                 1,190           1,201,900
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65% (0% until 2002), 9/15/07               12,410           9,198,913
Nextel Communications, Sr. Disc. Notes,
14.00% (0% until 2004), 2/1/09                        8,750           5,162,500
Nextel International, Inc., Sr. Disc.
Notes, 12.125% (0% until 2003), 4/15/08              15,000           7,612,500
Tritel PCS, Inc., Sr. Disc. Notes,
12.75% (0% until 2004), 5/15/09(1)                    3,000           1,710,000
Williams Communications Corp.,
10.875%, 10/1/09                                     15,600          15,482,844
Winstar Communications, Inc., Sr. Disc.
Notes, 14.00% (0% until 2000), 10/15/05               8,000           6,760,000
-------------------------------------------------------------------------------
                                                                 $   63,690,757
-------------------------------------------------------------------------------
Wireline Communication Services -
International -- 9.0%
-------------------------------------------------------------------------------
Alestra SA, Sr. Notes,
12.125%, 5/15/06(1)                                $  5,000      $    4,812,500
Carrier1, Sr. Notes, 13.25%, 2/15/09                 14,500          14,790,000
Completel Europe NV, Sr. Disc. Notes,
14.00% (0% until 2004), 2/15/09(1)                    7,840           4,135,600
Energis PLC, 9.50%, 6/15/09(1)            GBP         3,200           5,164,051
Esat Telecom Group PLC, Sr. Deferred
Coupon Notes, 12.50% (0% until 2002),
2/1/07                                                5,315           3,853,375
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07                                     12,600          12,978,000
Facilicom International, Sr. Notes,
10.50%, 1/15/08                                       4,640           3,944,000
Jazztel PLC, Sr. Notes, with warrants,
14.00%, 4/1/09                            EUR         2,000           2,390,000
Primus Telecom Group, Sr. Notes,
11.25%, 1/15/09                                       3,750           3,581,250
Primus Telecom Group, Sr. Notes,
11.75%, 8/1/04                                        4,600           4,508,000
RSL Communications PLC, Guaranteed Sr.
Notes, 10.50%, 11/15/08                               2,000           1,830,000
RSL Communications, Ltd., Sr. Notes,
12.25%, 11/15/06                                      4,190           4,169,050
Tele1 Europe BV, Sr. Notes,
13.00%, 5/15/09(1)                                    2,400           2,364,000
                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Wireline Communication Services -
International (continued)
-------------------------------------------------------------------------------
Versatel Telecom B.V., Sr. Notes,
13.25%, 5/15/08                                    $ 14,000      $   14,245,000
Versatel Telecom, Sr. Notes,
11.875%, 7/15/09                                      2,045           1,938,055
Versatel Telecom, Sr. Notes,
11.875%, 7/15/09                          EUR         5,200           5,207,675
Viatel, Inc., Sr. Disc. Notes, 12.50%
(0% until 2003), 4/15/08                              7,165           3,976,575
Viatel, Inc., Sr. Notes,
11.25%, 4/15/08                                       3,305           3,073,650
-------------------------------------------------------------------------------
                                                                 $   96,960,781
-------------------------------------------------------------------------------
Wireline Communication Services -
North America -- 4.8%
-------------------------------------------------------------------------------
Allegiance Telecom, Inc., Sr. Notes,
12.875%, 5/15/08                                   $ 10,755      $   11,722,950
Focal Communications Corp., Sr. Disc.
Notes, 12.125% (0% until 2003), 2/15/08               9,450           5,362,875
GST Telecommunications, Sr. Sub. Notes,
12.75%, 11/15/07                                      3,700           3,718,500
Hyperion Telecommunication, Inc., Sr.
Sub. Notes, 12.00%, 11/1/07                           4,000           4,040,000
Hyperion Telecommunications, Inc., Sr.
Notes, 12.25%, 9/1/04                                   125             131,719
Level 3 Communications, Inc., Sr. Disc.
Notes, 10.50% (0% until 2003), 12/1/08                4,700           2,661,375
MGC Communications, Inc., Sr. Notes,
13.00%, 10/1/04                                       5,520           4,885,200
Nextlink Communications, Inc., Sr.
Notes, 12.50%, 4/15/06                                6,720           7,140,000
Worldwide Fiber, Inc., Sr. Notes,
12.00%, 8/1/09(1)                                     6,000           5,910,000
Worldwide Fiber, Inc., Sr. Notes,
12.50%, 12/15/05                                      5,800           5,901,500
-------------------------------------------------------------------------------
                                                                 $   51,474,119
-------------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $967,738,496)                                $  916,285,139
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS, WARRANTS AND RIGHTS -- 0.9%

                SECURITY                        SHARES           VALUE
-------------------------------------------------------------------------------
Broadcasting and Cable -- 0.0%
-------------------------------------------------------------------------------
Pegasus Communications Corp.,
Warrants(2)(3)                                        5,640      $      296,043
UIH Australia/Pacific, Inc.,
Warrants(2)(3)                                        3,600                  36
-------------------------------------------------------------------------------
                                                                 $      296,079
-------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.0%
-------------------------------------------------------------------------------
Unisite, Inc., Warrants(2)(3)                         2,252      $            0
-------------------------------------------------------------------------------
                                                                 $            0
-------------------------------------------------------------------------------
Chemicals -- 0.0%
-------------------------------------------------------------------------------
Sterling Chemicals Holdings, Inc.,
Common(3)                                             9,600      $       31,200
-------------------------------------------------------------------------------
                                                                 $       31,200
-------------------------------------------------------------------------------
Consumer Products -- 0.0%
-------------------------------------------------------------------------------
HF Holdings, Inc., Warrants(2)(3)                    13,600      $            0
-------------------------------------------------------------------------------
                                                                 $            0
-------------------------------------------------------------------------------
Electronic Equipment -- 0.0%
-------------------------------------------------------------------------------
Jordan Telecom Products, Inc.,
Common(2)(3)                                          2,500      $            0
-------------------------------------------------------------------------------
                                                                 $            0
-------------------------------------------------------------------------------
Foods -- 0.0%
-------------------------------------------------------------------------------
Specialty Foods Acquisition Corp.,
Common(2)(3)                                         48,000      $          480
-------------------------------------------------------------------------------
                                                                 $          480
-------------------------------------------------------------------------------
Information Technology Services -- 0.0%
-------------------------------------------------------------------------------
Cellnet Data Systems, Inc., Warrants,
Exp. 10/1/07(1)(3)                                    8,000      $           80
Diva Systems Corp., Warrants(2)(3)                   27,000                   0
Verio, Inc., Common(3)                                9,134             284,011
-------------------------------------------------------------------------------
                                                                 $      284,091
-------------------------------------------------------------------------------
Lodging and Gaming -- 0.0%
-------------------------------------------------------------------------------
Peninsula Gaming LLC, Warrants(2)(3)                 25,351      $      152,107
-------------------------------------------------------------------------------
                                                                 $      152,107
-------------------------------------------------------------------------------
                SECURITY                        SHARES           VALUE
-------------------------------------------------------------------------------
Machinery -- 0.0%
-------------------------------------------------------------------------------
MMH Holdings, Inc., Common(3)                            20      $            0
-------------------------------------------------------------------------------
                                                                 $            0
-------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.4%
-------------------------------------------------------------------------------
Key Energy Services, Inc.,
Warrants(2)(3)                                        1,900      $       28,500
R&B Falcon Corp., Warrants(1)(3)                      5,400           1,350,000
Weatherford International, Inc., Common              82,636           2,644,352
-------------------------------------------------------------------------------
                                                                 $    4,022,852
-------------------------------------------------------------------------------
Retail - General -- 0.0%
-------------------------------------------------------------------------------
SpinCycle, Inc., Warrants(2)(3)                       3,400      $            0
-------------------------------------------------------------------------------
                                                                 $            0
-------------------------------------------------------------------------------
Wireline Communication Services -
International -- 0.2%
-------------------------------------------------------------------------------
Carrier1, Warrants(2)(3)                             14,500      $          145
Esat Holdings, Ltd., Common                          16,552             296,074
Primus Telecom Group, Warrants,
Exp. 8/1/04(2)(3)                                     4,600             117,043
Tele1 Europe BV, Warrants(2)(3)                       2,400             168,000
Versatel Telecom B.V., Warrants(2)(3)                14,000           1,598,163
-------------------------------------------------------------------------------
                                                                 $    2,179,425
-------------------------------------------------------------------------------
Wireline Communication Services -
North America -- 0.3%
-------------------------------------------------------------------------------
Allegiance Telecom, Inc., Common                     19,786      $    1,041,238
AT & T Canada, Inc., Common                           3,086             193,839
Hyperion Telecommunications, Inc.,
Class A, Common(3)                                   24,240             599,940
Intermedia Communications, Inc.,
Common(3)                                            22,434             488,625
MGC Communications, Inc. Warrants,
Exp. 10/1/04(1)(3)                                    5,680             571,188
OpTel, Inc., Common(2)(3)                             5,840                 788
-------------------------------------------------------------------------------
                                                                 $    2,895,618
-------------------------------------------------------------------------------
Total Common Stocks, Warrants and Rights
   (identified cost $5,356,008)                                  $    9,861,852
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

PREFERRED STOCKS -- 8.9%

                SECURITY                        SHARES           VALUE
-------------------------------------------------------------------------------
Apparel -- 0.0%
-------------------------------------------------------------------------------
Cluett American Corp., 12.50% (PIK)                     148      $        2,950
-------------------------------------------------------------------------------
                                                                 $        2,950
-------------------------------------------------------------------------------
Broadcasting and Cable -- 2.6%
-------------------------------------------------------------------------------
Adelphia Communications Corp., 13% (PIK)             48,000      $    5,232,000
CSC Holdings, Inc., Series M, 11.125%
(PIK)                                               130,435          14,021,763
Pegasus Communications Corp., 12.75%
(PIK)                                                 9,155           9,063,087
-------------------------------------------------------------------------------
                                                                 $   28,316,850
-------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 1.0%
-------------------------------------------------------------------------------
Crown Castle International Corp.                      8,789      $    8,876,890
Unisite, Inc., 8.5%(2)                                3,239           1,744,159
-------------------------------------------------------------------------------
                                                                 $   10,621,049
-------------------------------------------------------------------------------
Containers and Packaging -- 0.5%
-------------------------------------------------------------------------------
Packaging Corp. of America, 12.375%
(PIK)(1)                                             52,000      $    5,668,000
-------------------------------------------------------------------------------
                                                                 $    5,668,000
-------------------------------------------------------------------------------
Electronic Equipment -- 0.3%
-------------------------------------------------------------------------------
Jordan Telecom Products, Inc., 13.25%
(PIK)                                                 3,247      $    3,247,000
-------------------------------------------------------------------------------
                                                                 $    3,247,000
-------------------------------------------------------------------------------
Machinery -- 0.0%
-------------------------------------------------------------------------------
MMH Holdings, Inc., 12% (PIK)                         1,831      $      274,650
-------------------------------------------------------------------------------
                                                                 $      274,650
-------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.5%
-------------------------------------------------------------------------------
R&B Falcon Corp.                                      5,606      $    5,325,700
-------------------------------------------------------------------------------
                                                                 $    5,325,700
-------------------------------------------------------------------------------
Wireless Communication Services -- 1.3%
-------------------------------------------------------------------------------
Dobson Communications Corp., 12.25%
(PIK)                                                 4,551      $    4,095,900
Nextel Communications, Inc., 11.125%
(PIK)                                                 5,664           5,437,440
Rural Cellular Corp., 11.375% (PIK)                   4,600           4,692,000
-------------------------------------------------------------------------------
                                                                 $   14,225,340
-------------------------------------------------------------------------------
                SECURITY                        SHARES           VALUE
-------------------------------------------------------------------------------
Wireline Communication Services -
International -- 1.2%
-------------------------------------------------------------------------------
Global Crossing Holding, Ltd., 10.5%                 11,700      $   12,343,500
-------------------------------------------------------------------------------
                                                                 $   12,343,500
-------------------------------------------------------------------------------
Wireline Communication Services -
North America -- 1.5%
-------------------------------------------------------------------------------
E.spire Communications, Inc., 12.75%
(PIK)                                                 5,011      $    1,553,410
Intermedia Communications, Inc., 7%
(PIK)(1)                                            185,000           3,931,250
IXC Communications, Inc., Series B,
12.5% (PIK)                                           9,258           9,767,190
Nextlink Communications, Inc., 14% (PIK)             23,977           1,186,861
-------------------------------------------------------------------------------
                                                                 $   16,438,711
-------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $103,468,983)                                $   96,463,750
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.4%

                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Associates Corp., 5.55%, 10/1/99                   $ 27,686      $   27,686,000
General Electric Capital Co., 5.55%,
10/1/99                                              30,000          30,000,000
-------------------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $57,686,000)                              $   57,686,000
-------------------------------------------------------------------------------
Total Investments -- 100.1%
   (identified cost $1,134,249,487)                              $1,080,296,741
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.1)%                         $   (1,341,182)
-------------------------------------------------------------------------------
Net Assets -- 100.0%                                             $1,078,955,559
-------------------------------------------------------------------------------

(PIK) - Payment in kind.

EUR - Euro Dollar

GBP - British Pound
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)  Restricted security.
(3)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999
(EXPRESSED UNITED STATES DOLLARS)
Assets
--------------------------------------------------------
Investments, at value
   (identified cost, $1,134,249,487)      $1,080,296,741
Cash                                               9,789
Receivable for investments sold                8,796,155
Interest receivable                           24,808,610
--------------------------------------------------------
TOTAL ASSETS                              $1,113,911,295
--------------------------------------------------------

Liabilities
--------------------------------------------------------
Payable for investments purchased         $   34,169,644
Payable for open forward currency
   contracts                                     669,552
Payable for non-resident alien
   witholding tax                                 59,338
Payable to affiliate for Trustees' fees            2,871
Accrued expenses                                  54,331
--------------------------------------------------------
TOTAL LIABILITIES                         $   34,955,736
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,078,955,559
--------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,133,571,652
Net unrealized depreciation (computed on
   the basis of identified cost)             (54,616,093)
--------------------------------------------------------
TOTAL                                     $1,078,955,559
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 1999
(EXPRESSED UNITED STATES DOLLARS)
Investment Income
------------------------------------------------------
Interest                                  $ 52,114,244
Dividends                                    5,378,941
Miscellaneous                                  405,255
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 57,898,440
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  3,168,877
Trustees fees and expenses                      19,721
Custodian fee                                  165,772
Legal and accounting services                   57,255
Amortization of organization expenses              736
Miscellaneous                                    4,880
------------------------------------------------------
TOTAL EXPENSES                            $  3,417,241
------------------------------------------------------

NET INVESTMENT INCOME                     $ 54,481,199
------------------------------------------------------

Realized and Unrealized
Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  7,259,037
   Foreign currency and forward foreign
      currency exchange contract
      transactions                             366,180
------------------------------------------------------
NET REALIZED GAIN                         $  7,625,217
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(51,951,543)
   Foreign currency and forward foreign
      currency exchange contracts             (663,347)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(52,614,890)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(44,989,673)
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  9,491,526
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

(EXPRESSED UNITED STATES DOLLARS)

                                          SIX MONTHS ENDED
Increase (Decrease)                       SEPTEMBER 30, 1999  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)         MARCH 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment income                  $       54,481,199  $   99,349,959
   Net realized gain (loss)                        7,625,217     (13,513,235)
   Net change in unrealized
      appreciation (depreciation)                (52,614,890)    (53,977,702)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $        9,491,526  $   31,859,022
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      198,097,701  $  376,878,683
   Withdrawals                                  (167,856,267)   (330,015,816)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $       30,241,434  $   46,862,867
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $       39,732,960  $   78,721,889
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    1,039,222,599  $  960,500,710
----------------------------------------------------------------------------
AT END OF PERIOD                          $    1,078,955,559  $1,039,222,599
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                SIX MONTHS ENDED                    YEAR ENDED MARCH 31,
                                SEPTEMBER 30, 1999  -----------------------------------------------------
                                (UNAUDITED)            1999       1998      1997      1996      1995(1)
---------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------
Expenses                                  0.64%(2)       0.65%     0.63%     0.67%     0.71%       0.70%(2)
Net investment income                    10.13%(2)      10.23%     9.63%    10.02%    10.41%      10.63%(2)
Portfolio Turnover                          55%           150%      137%       78%       88%         53%
---------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $1,078,956      $1,039,223  $960,501  $706,711  $511,347   $442,552
---------------------------------------------------------------------------------------------------------

(1)  For the period from the start of business, June 1, 1994, to March 31, 1995.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.

 J Interim Financial Statements -- The interim financial statements relating to
   September 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1999, the fee was equivalent to 0.59% (annualized) of the Portfolios average daily net assets and amounted to $3,168,877. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 1999, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $642,158,891 and $566,642,529, respectively, for the six months ended September 30, 1999.

4 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million ($120 million effective October 12, 1999) unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended September 30, 1999.

5 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 1999 is as follows:

                                                SALES
    ---------------------------------------------------------------------------------------------
    SETTLEMENT                                                   IN EXCHANGE FOR   NET UNREALIZED
    DATE              DELIVER                                   (IN U.S. DOLLARS)   DEPRECIATION
    ---------------------------------------------------------------------------------------------
         11/19/99     British Pound Sterling
                      4,503,712                                    $ 7,216,748       $(199,965)
         11/19/99-    European Currency Unit
         11/22/99     24,283,656                                    25,510,701        (469,587)
    ---------------------------------------------------------------------------------------------
                                                                   $32,727,449       $(669,552)
    ---------------------------------------------------------------------------------------------

HIGH INCOME PORTFOLIO AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

6 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in the value of the investments owned at September 30, 1999, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,134,249,487
    --------------------------------------------------------
    Gross unrealized appreciation             $   18,564,572
    Gross unrealized depreciation                (72,517,318)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (53,952,746)
    --------------------------------------------------------

7 Restricted Securities
-------------------------------------------
   At September 30, 1999, the Portfolio owned the following securities (representing 38% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST        FAIR VALUE
    ------------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND RIGHTS
    ------------------------------------------------------------------------------------------
    Carrier1, Warrants                           9/09/99        14,500  $        0  $      145
    Diva Systems Corp., Warrants                12/30/98-       27,000          90           0
                                                 9/21/99
    HF Holdings, Inc., Warrants                                 13,600           0           0
    Jordan Telecom Products, Inc., Common        4/15/98-        2,500           0           0
                                                 1/15/99
    Key Energy Services, Inc., Warrants          7/22/99         1,900      28,500      28,500
    OpTel, Inc., Common                         10/21/97-        5,840          40         788
                                                10/22/97
    Pegasus Communications Corp., Warrants      12/02/98-        5,640     105,480     296,043
                                                12/07/98
    Peninsula Gaming LLC, Warrants               7/08/99        25,351           0     152,107
    Primus Telecom Group, Warrants, Exp.         5/14/98-        4,600           0     117,043
     8/1/04                                     11/06/98
                                                 5/10/99
    Specialty Foods Acquisition Corp.,           8/10/93        48,000      34,886         480
     Common
    SpinCycle, Inc., Warrants                    4/24/98         3,400           0           0
    Tele1 Europe BV, Warrants                    9/23/99         2,400           0     168,000
    UIH Australia/Pacific, Inc., Warrants        2/05/98         3,600           0          36
    Unisite, Inc., Warrants                     12/09/97         2,252           0           0
    Versatel Telecom B.V., Warrants              5/20/98-       14,000           0   1,598,163
                                                 1/29/99
    ------------------------------------------------------------------------------------------
                                                                        $  168,996  $2,361,305
    ------------------------------------------------------------------------------------------
    PREFERRED STOCKS
    ------------------------------------------------------------------------------------------
    Unisite, Inc., 8.5%                         12/09/97         3,239   1,499,847   1,744,159
    ------------------------------------------------------------------------------------------
                                                                        $1,499,847  $1,744,159
    ------------------------------------------------------------------------------------------

EATON VANCE HIGH INCOME FUND AS OF SEPTEMBER 30, 1999

INVESTMENT MANAGEMENT

HIGH INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael W. Weilheimer
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer, National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant